Related party transactions (Tables)	6 Months Ended
Sep. 30, 2020
Ant Group and its affiliates
Related party transactions
Schedule of transactions

	Six months
	ended
	September 30,
	2019	2020

	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	3,835	—
Annual fee for SME loan business	478	478
Administrative and support services	611	565
Cloud computing revenue	614	2,377
Marketplace software technology services fee and other amounts earned	1,251	1,441
	6,789	4,861

Amounts incurred by the Company
Payment processing and escrow services fee	4,561	4,804
Other amounts incurred	1,445	2,102
	6,006	6,906

20.  Related party transactions (Continued)

(i)

In 2014, the Company entered into an amendment and restatement of the intellectual property license agreement with Alipay (the “2014 IPLA”). Under the 2014 IPLA, the Company received, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Group (collectively, the “Profit Share Payments”). The Profit Share Payments were paid at least annually and equaled the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. The expense reimbursement represented the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. Income in connection with the Profit Share Payments, net of costs incurred by the Company, was recorded in other income, net, in the condensed consolidated income statement for the six months ended September 30, 2019. Upon the receipt of the 33% equity interest in Ant Group in September 2019, the Company terminated the 2014 IPLA, and accordingly the Profit Share Payments arrangement was terminated.